Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Other liabilities in the opening balance	€ 2,448	€ 2,250	€ 2,456
Business related variations	176	190	(166)
Changes in the scope of consolidation		12	16
Translation adjustment	(35)	4	(2)
Reclassifications and other items	(15)	(8)	(54)
Other liabilities in the closing balance	€ 2,574	€ 2,448	€ 2,250